Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 12, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jul. 12, 2018
Document Effective Date	Jul. 12, 2018
Prospectus Date	Apr. 30, 2018
Emerging Markets Small Cap Portfolio | Class I
Prospectus:
Trading Symbol	MSEMX
Emerging Markets Small Cap Portfolio | Class A
Prospectus:
Trading Symbol	MSEOX
Emerging Markets Small Cap Portfolio | Class C
Prospectus:
Trading Symbol	MSESX
Emerging Markets Small Cap Portfolio | Class IS
Prospectus:
Trading Symbol	MSETX